Related Party Transactions - Schedule of Net Revenues — Related Party (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Net Revenues - Related Party	$ 97,560	$ 924,544	$ 4,858,056	$ 1,069,072
Haiyan Ma [Member]
Related Party Transaction [Line Items]
Nature	Revenue from property purchases and sales through Cash Offer		Revenue from property purchases and sales through Cash Offer
Relationship	The Company’s shareholder		The Company’s shareholder with 12.41% ownership
Net Revenues - Related Party		$ 924,544	$ 2,940,544	1,069,072
Na Li [Member]
Related Party Transaction [Line Items]
Nature	Real estate service revenue – real estate agency commission		Revenue from property purchases and sales through Cash Offer
Relationship	Chief Financial Officer and Director		The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director
Net Revenues - Related Party	$ 97,560		$ 1,670,000